Property, plant and equipment, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [Abstract]
Balance, beginning of period	$ 2,607,562
Balance, end of period	2,498,671	$ 2,607,562
Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	3,890,514	3,917,717
Additions (Note 7)	193,601	72,238
Disposal of vessels (Note 7)	(96,327)	(80,235)
Reclassified to assets held for sale	(54,415)
Write off on expiration of leases	(51,907)
Write off on completion of dry docking cycle	(42,340)	(19,206)
Balance, end of period	3,839,126	3,890,514
Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	1,282,952	1,140,095
Depreciation charge	201,702	214,308
Disposal of vessels (Note 7)	(33,027)	(52,245)
Reclassified to assets held for sale	16,925
Write off on expiration of leases	(51,907)
Write off on completion of dry docking cycle	(42,340)	(19,206)
Balance, end of period	1,340,455	1,282,952
Vessels and Scrubbers [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	2,521,223
Balance, end of period	2,344,757	2,521,223
Vessels and Scrubbers [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	3,510,379	3,573,265
Additions (Note 7)	54,063	12,514
Disposal of vessels (Note 7)	(87,873)	(75,400)
Reclassified to assets held for sale	(50,163)
Write off on expiration of leases	0
Write off on completion of dry docking cycle	0	0
Balance, end of period	3,426,406	3,510,379
Vessels and Scrubbers [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	989,156	899,327
Depreciation charge	134,607	139,048
Disposal of vessels (Note 7)	(27,308)	(49,219)
Reclassified to assets held for sale	14,806
Write off on expiration of leases	0
Write off on completion of dry docking cycle	0	0
Balance, end of period	1,081,649	989,156
Dry Docking [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	66,945
Balance, end of period	114,636	66,945
Dry Docking [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	156,844	143,375
Additions (Note 7)	91,278	36,230
Disposal of vessels (Note 7)	(8,454)	(3,555)
Reclassified to assets held for sale	(4,252)
Write off on expiration of leases	0
Write off on completion of dry docking cycle	(42,340)	(19,206)
Balance, end of period	193,076	156,844
Dry Docking [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	89,899	75,216
Depreciation charge	38,719	35,635
Disposal of vessels (Note 7)	(5,719)	(1,746)
Reclassified to assets held for sale	2,119
Write off on expiration of leases	0
Write off on completion of dry docking cycle	(42,340)	(19,206)
Balance, end of period	78,440	89,899
Right-of-use assets - Vessels [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	18,661
Balance, end of period	38,413	18,661
Right-of-use assets - Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	221,713	199,582
Additions (Note 7)	47,789	23,411
Disposal of vessels (Note 7)	0	(1,280)
Reclassified to assets held for sale	0
Write off on expiration of leases	(51,907)
Write off on completion of dry docking cycle	0	0
Balance, end of period	217,595	221,713
Right-of-use assets - Vessels [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	203,052	165,021
Depreciation charge	28,037	39,311
Disposal of vessels (Note 7)	0	(1,280)
Reclassified to assets held for sale	0
Write off on expiration of leases	(51,907)
Write off on completion of dry docking cycle	0	0
Balance, end of period	179,182	203,052
Other [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	733
Balance, end of period	865	733
Other [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	1,578	1,495
Additions (Note 7)	471	83
Disposal of vessels (Note 7)	0	0
Reclassified to assets held for sale	0
Write off on expiration of leases	0
Write off on completion of dry docking cycle	0	0
Balance, end of period	2,049	1,578
Other [Member] | Accumulated Depreciation and Impairment Charges [Member]
Property, plant and equipment [Abstract]
Balance, beginning of period	845	531
Depreciation charge	339	314
Disposal of vessels (Note 7)	0	0
Reclassified to assets held for sale	0
Write off on expiration of leases	0
Write off on completion of dry docking cycle	0
Balance, end of period	$ 1,184	$ 845